CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 27,850	$ 50,306
Investment in marketable securities		316	4,405
Accounts receivable (net of allowance for doubtful accounts)		45,821	43,916
Other current assets (Note 2)		48,156	36,979
Inventories (Note 3)		28,509	27,128
Total current assets		150,652	162,734
Long-term investments and other assets
Investments in affiliated companies (Note 4A)		1,188	885
Investments in other companies (Note 4B)		1,779	1,866
Other non-current assets (Note 5)		3,129	3,146
Deferred income taxes (Note 15)		11,400	11,091
Funds in respect of employee rights upon retirement		15,146	16,205
Total non-current assets		32,642	33,193
Property and equipment, net (Note 6)		45,598	35,652
Operating lease right of use assets, net (Note 7)		9,905	4,690
Intangible assets, net (Note 8)		12,620	16,753
Goodwill (Note 9)	[1]	39,510	39,999
Total assets		290,927	293,021
Current liabilities
Credit from banking institutions (Note 10A)		11,845	17,753
Accounts payable		21,937	21,275
Deferred revenues		21,783	24,333
Other current liabilities (Note 11)		37,407	40,767
Total current liabilities		92,972	104,128
Long-term liabilities
Deferred income taxes (Note 15)		1,534	1,952
Loan from bank institution (Note 10B)		345	13,673
Liability for employee rights upon retirement		21,224	22,476
Deferred revenues		13,036	8,902
Operating lease liabilities, non-current		6,886	1,750
Other non-current liabilities		2,071	2,337
Total non-current liabilities		45,096	51,090
Contingent liabilities (Note 12)
Stockholders' equity (Note 13)
Share capital – ordinary shares of NIS 0.33 1/3 par value: Authorized – December 31, 2022 and 2021 – 60,000,000 shares Issued and outstanding – December 31, 2022 and 2021 – 23,475,431 shares		1,983	1,983
Additional paid- in capital		78,355	78,334
Accumulated other comprehensive loss		(45,831)	(41,888)
Retained earnings		168,963	143,259
Treasury stock at cost – December 31, 2022– 3,299,207 shares and December 31, 2021– 2,941,845 shares.		(57,673)	(49,228)
Stockholders’ equity		145,797	132,460
Non-controlling interests		7,062	5,343
Total equity		152,859	137,803
Total liabilities and equity		$ 290,927	$ 293,021

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2022, and 2021 was US$29.89 million.